Shareholder Report		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		abrdn ETFs
Entity Central Index Key		0001597934
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000176936
Shareholder Report [Line Items]
Fund Name		abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Trading Symbol		BCD
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$32	0.30%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Commodity Index 3 Month Forward Total Return℠ (the “Index”). The Index is a three-month forward version of the Bloomberg Commodity Index Total Return℠ (“BCOMTR”), which reflects the return on a fully collateralized investment in the Bloomberg Commodity Index℠ (“BCOM”). The Fund is called “Longer Dated” because the Index it seeks to track is designed to track commodity futures with a longer maturity than that of the BCOMTR and BCOM. For the fiscal year ended December 31, 2025, on a net asset value (“NAV”) basis, the Fund returned (+15.54%). During the same fiscal period, the Index returned (+16.26%). Differences between the return of the Fund and the return of the Index are attributable to fees and operating expenses incurred by the Fund, slight position differences between the Index and the Fund, and the difference in the return on the collateral invested in U.S. Treasury Bills. While the Fund holds the U.S. Treasury Bills to maturity, the Index calculates the return on cash collateral using a hypothetical treasury bill that is based on the most recent weekly auction high rate for 13-week (3-month) U.S. Treasury Bills. It's important to note that investors cannot invest directly in an index.

Over the fiscal period, the Precious Metals, Industrial Metals and Livestock sectors contributed to performance. The largest contributors to total return were Gold, Silver, Copper, Live Cattle and Coffee.

Over the fiscal period, the Energy, Agricultural Grains and Agricultural Softs sectors detracted from performance. The largest detractors to total return were Natural Gas, Brent Crude Oil, WTI Crude Oil, Wheat and Corn.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Investment Performance of $10,000

The following graph reflects a hypothetical $10,000 investment for the life of the Fund (Based on Net Asset Value "NAV") as compared to a broad-based securities market index and the Bloomberg Commodity Index 3 Month Forward Total Return, which is the index that the Fund seeks to track.

	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NAV)	S&P 500 Index Total Return	Bloomberg Commodity Index 3 Month Forward Total Return
3/30/17	$10,000	$10,000	$-
3/31/17	$10,000	$10,000	$10,000
4/30/17	$9,872	$10,103	$9,874
5/31/17	$9,676	$10,245	$9,730
6/30/17	$9,660	$10,309	$9,726
7/31/17	$9,904	$10,521	$9,957
8/31/17	$9,932	$10,553	$10,005
9/30/17	$9,920	$10,771	$10,015
10/31/17	$10,112	$11,022	$10,213
11/30/17	$10,224	$11,360	$10,236
12/31/17	$10,308	$11,486	$10,519
1/31/18	$10,656	$12,144	$10,749
2/28/18	$10,568	$11,696	$10,630
3/31/18	$10,404	$11,399	$10,596
4/30/18	$10,716	$11,443	$10,851
5/31/18	$10,916	$11,718	$11,044
6/30/18	$10,494	$11,791	$10,623
7/31/18	$10,304	$12,229	$10,442
8/31/18	$10,119	$12,628	$10,276
9/30/18	$10,308	$12,700	$10,409
10/31/18	$10,079	$11,832	$10,171
11/30/18	$9,635	$12,073	$9,794
12/31/18	$9,417	$10,983	$9,538
1/31/19	$9,913	$11,863	$10,066
2/28/19	$10,015	$12,244	$10,205
3/31/19	$9,991	$12,482	$10,172
4/30/19	$9,931	$12,987	$10,105
5/31/19	$9,567	$12,162	$9,760
6/30/19	$9,790	$13,019	$10,009
7/31/19	$9,683	$13,206	$9,944
8/31/19	$9,439	$12,997	$9,688
9/30/19	$9,594	$13,240	$9,807
10/31/19	$9,779	$13,527	$9,999
11/30/19	$9,612	$14,018	$9,819
12/31/19	$10,108	$14,441	$10,341
1/31/20	$9,449	$14,435	$9,665
2/29/20	$8,987	$13,247	$9,193
3/31/20	$8,049	$11,611	$8,303
4/30/20	$8,072	$13,099	$8,320
5/31/20	$8,417	$13,723	$8,592
6/30/20	$8,662	$13,996	$8,849
7/31/20	$9,239	$14,785	$9,394
8/31/20	$9,779	$15,848	$9,942
9/30/20	$9,573	$15,246	$9,695
10/31/20	$9,580	$14,840	$9,730
11/30/20	$10,034	$16,465	$10,136
12/31/20	$10,590	$17,098	$10,701
1/31/21	$10,820	$16,925	$10,975
2/28/21	$11,477	$17,392	$11,633
3/31/21	$11,268	$18,154	$11,424
4/30/21	$12,147	$19,122	$12,318
5/31/21	$12,582	$19,256	$12,757
6/30/21	$12,933	$19,706	$13,080
7/31/21	$13,176	$20,174	$13,351
8/31/21	$13,117	$20,787	$13,371
9/30/21	$13,763	$19,820	$13,995
10/31/21	$14,134	$21,209	$14,346
11/30/21	$13,414	$21,062	$13,609
12/31/21	$13,951	$22,006	$14,244
1/31/22	$15,031	$20,867	$15,282
2/28/22	$15,880	$20,242	$16,186
3/31/22	$17,291	$20,994	$17,676
4/30/22	$18,017	$19,163	$18,471
5/31/22	$18,398	$19,198	$18,789
6/30/22	$16,383	$17,614	$16,750
7/31/22	$17,014	$19,238	$17,500
8/31/22	$17,078	$18,453	$17,561
9/30/22	$15,766	$16,754	$16,227
10/31/22	$16,011	$18,110	$16,547
11/30/22	$16,706	$19,122	$17,153
12/31/22	$16,522	$18,020	$17,026
1/31/23	$16,593	$19,153	$17,094
2/28/23	$15,867	$18,685	$16,371
3/31/23	$15,829	$19,371	$16,346
4/30/23	$15,667	$19,674	$16,200
5/31/23	$14,764	$19,759	$15,305
6/30/23	$15,237	$21,065	$15,796
7/31/23	$16,168	$21,742	$16,704
8/31/23	$16,039	$21,395	$16,591
9/30/23	$15,800	$20,375	$16,356
10/31/23	$15,901	$19,947	$16,451
11/30/23	$15,619	$21,769	$16,222
12/31/23	$15,268	$22,757	$15,855
1/31/24	$15,293	$23,140	$15,869
2/29/24	$15,128	$24,375	$15,695
3/31/24	$15,747	$25,160	$16,331
4/30/24	$16,166	$24,132	$16,813
5/31/24	$16,491	$25,329	$17,141
6/30/24	$16,181	$26,238	$16,808
7/31/24	$15,687	$26,557	$16,257
8/31/24	$15,615	$27,201	$16,225
9/30/24	$16,311	$27,782	$16,957
10/31/24	$16,131	$27,530	$16,694
11/30/24	$16,092	$29,146	$16,710
12/31/24	$16,215	$28,451	$16,838
1/31/25	$16,867	$29,244	$17,543
2/28/25	$17,006	$28,862	$17,642
3/31/25	$17,664	$27,236	$18,354
4/30/25	$16,696	$27,051	$17,442
5/31/25	$16,789	$28,754	$17,457
6/30/25	$17,156	$30,216	$17,860
7/31/25	$17,055	$30,894	$17,771
8/31/25	$17,382	$31,521	$18,137
9/30/25	$17,783	$32,671	$18,506
10/31/25	$18,228	$33,436	$18,979
11/30/25	$18,631	$33,518	$19,441
12/31/25	$18,731	$33,538	$19,576

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Periods Ended December 31, 2025 (%)

AATR	1 Year	5 Years	Since Inception (3/30/17)
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NAV)	15.54%	12.17%	7.42%
S&P 500 Index Total Return	17.88%	14.42%	14.74%
Bloomberg Commodity Index 3 Month Forward Total Return	16.26%	12.84%	7.95%

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.  Visit https://www.aberdeeninvestments.com/en-us/investor/funds for updated performance information.

Performance Inception Date		Mar. 30, 2017
No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Visit https://www.aberdeeninvestments.com/en-us/investor/funds for updated performance information.
AssetsNet		$ 292,377,535
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 808,826
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of December 31, 2025

Total Net Assets	$292,377,535
Total Number of Portfolio Holdings	64
Portfolio Turnover RateFootnote Reference(*)	0%
Net Advisory Fees Paid	$808,826
Footnote	Description
Footnote(*)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector AllocationFootnote Reference* (%)

Value	Value
Precious Metals	29.3%
Agriculture	26.6%
Energy	22.8%
Industrial Metals	15.9%
Livestock	5.4%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings* (%)

Gold 100 oz. future	20.3%
Silver future	9.0%
Natural gas future	7.1%
Copper future	6.3%
Soybean future	5.5%
Brent crude future	5.4%
Corn future	4.8%
WTI crude future	4.7%
PRI Aluminum future	4.3%
Live Cattle Future	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since January 1, 2025. For more complete information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Prior to the elimination of such fees and since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Material Fund Change Expenses [Text Block]

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Prior to the elimination of such fees and since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since January 1, 2025. For more complete information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000176935
Shareholder Report [Line Items]
Fund Name		abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Trading Symbol		BCI
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Bloomberg All Commodity Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$28	0.26%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Commodity Index Total ReturnSM (the “Index”). The Index reflects the return on a fully collateralized investment in the Bloomberg Commodity IndexSM (“BCOM”), which is composed of futures contracts on physical commodities and is designed to be a highly liquid and broad-based benchmark for commodities futures investments. For the fiscal year ended December 31, 2025, on a net asset value (“NAV”) basis, the Fund returned (+15.11%). During the same fiscal period, the Index returned (+15.77%). Differences between the return of the Fund and the return of the Index are attributable to fees and operating expenses incurred by the Fund, slight position differences between the Index and the Fund, and the difference in the return on the collateral invested in U.S. Treasury Bills. While the Fund holds the U.S. Treasury Bills to maturity, the Index calculates the return on cash collateral using a hypothetical treasury bill that is based on the most recent weekly auction high rate for 13-week (3-month) U.S. Treasury Bills. It's important to note that investors cannot invest directly in an index.

Over the fiscal period, the Precious Metals, Industrial Metals and Livestock sectors contributed to performance. The largest contributors to total return were Gold, Silver, Copper, Live Cattle and Coffee.

Over the fiscal period, the Energy, Agricultural Grains and Agricultural Softs sectors detracted from performance. The largest detractors to total return were Natural Gas, Brent Crude Oil, WTI Crude Oil, Corn and Sugar.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Investment Performance of $10,000

The following graph reflects a hypothetical $10,000 investment for the life of the Fund (Based on Net Asset Value "NAV") as compared to a broad-based securities market index and the Bloomberg Commodity Index Total Return, which is the index that the Fund seeks to track.

	abrdn Bloomberg All Commodity Strategy K-1 Free ETF (NAV)	S&P 500 Index Total Return	Bloomberg Commodity Index Total Return
3/30/17	$10,000	$10,000	$-
3/31/17	$10,012	$10,000	$10,000
4/30/17	$9,816	$10,103	$9,849
5/31/17	$9,652	$10,245	$9,719
6/30/17	$9,644	$10,309	$9,700
7/31/17	$9,872	$10,521	$9,919
8/31/17	$9,884	$10,553	$9,959
9/30/17	$9,872	$10,771	$9,944
10/31/17	$10,082	$11,022	$10,158
11/30/17	$10,016	$11,360	$10,111
12/31/17	$10,305	$11,486	$10,413
1/31/18	$10,524	$12,144	$10,619
2/28/18	$10,313	$11,696	$10,436
3/31/18	$10,246	$11,399	$10,371
4/30/18	$10,498	$11,443	$10,639
5/31/18	$10,663	$11,718	$10,790
6/30/18	$10,275	$11,791	$10,412
7/31/18	$10,052	$12,229	$10,190
8/31/18	$9,882	$12,628	$10,010
9/30/18	$10,069	$12,700	$10,202
10/31/18	$9,842	$11,832	$9,982
11/30/18	$9,774	$12,073	$9,925
12/31/18	$9,151	$10,983	$9,242
1/31/19	$9,597	$11,863	$9,745
2/28/19	$9,678	$12,244	$9,844
3/31/19	$9,657	$12,482	$9,826
4/30/19	$9,627	$12,987	$9,785
5/31/19	$9,278	$12,162	$9,455
6/30/19	$9,525	$13,019	$9,709
7/31/19	$9,444	$13,206	$9,644
8/31/19	$9,266	$12,997	$9,420
9/30/19	$9,376	$13,240	$9,531
10/31/19	$9,568	$13,527	$9,724
11/30/19	$9,322	$14,018	$9,475
12/31/19	$9,796	$14,441	$9,952
1/31/20	$9,060	$14,435	$9,220
2/29/20	$8,643	$13,247	$8,756
3/31/20	$7,537	$11,611	$7,634
4/30/20	$7,412	$13,099	$7,517
5/31/20	$7,730	$13,723	$7,843
6/30/20	$7,892	$13,996	$8,022
7/31/20	$8,345	$14,785	$8,480
8/31/20	$8,898	$15,848	$9,053
9/30/20	$8,600	$15,246	$8,750
10/31/20	$8,738	$14,840	$8,873
11/30/20	$9,079	$16,465	$9,185
12/31/20	$9,525	$17,098	$9,642
1/31/21	$9,734	$16,925	$9,895
2/28/21	$10,348	$17,392	$10,535
3/31/21	$10,126	$18,154	$10,309
4/30/21	$10,961	$19,122	$11,163
5/31/21	$11,239	$19,256	$11,468
6/30/21	$11,470	$19,706	$11,680
7/31/21	$11,644	$20,174	$11,895
8/31/21	$11,596	$20,787	$11,860
9/30/21	$12,209	$19,820	$12,450
10/31/21	$12,514	$21,209	$12,772
11/30/21	$11,609	$21,062	$11,838
12/31/21	$11,988	$22,006	$12,255
1/31/22	$13,010	$20,867	$13,331
2/28/22	$13,849	$20,242	$14,162
3/31/22	$14,976	$20,994	$15,386
4/30/22	$15,560	$19,163	$16,023
5/31/22	$15,862	$19,198	$16,268
6/30/22	$14,162	$17,614	$14,515
7/31/22	$14,699	$19,238	$15,134
8/31/22	$14,647	$18,453	$15,147
9/30/22	$13,469	$16,754	$13,919
10/31/22	$13,677	$18,110	$14,196
11/30/22	$14,173	$19,122	$14,585
12/31/22	$13,814	$18,020	$14,228
1/31/23	$13,695	$19,153	$14,158
2/28/23	$13,013	$18,685	$13,493
3/31/23	$13,007	$19,371	$13,465
4/30/23	$12,906	$19,674	$13,364
5/31/23	$12,149	$19,759	$12,610
6/30/23	$12,625	$21,065	$13,120
7/31/23	$13,464	$21,742	$13,941
8/31/23	$13,326	$21,395	$13,834
9/30/23	$13,220	$20,375	$13,738
10/31/23	$13,270	$19,947	$13,774
11/30/23	$12,950	$21,769	$13,464
12/31/23	$12,600	$22,757	$13,102
1/31/24	$12,645	$23,140	$13,154
2/29/24	$12,463	$24,375	$12,960
3/31/24	$12,866	$25,160	$13,389
4/30/24	$13,179	$24,132	$13,750
5/31/24	$13,465	$25,329	$13,991
6/30/24	$13,231	$26,238	$13,776
7/31/24	$12,743	$26,557	$13,220
8/31/24	$12,717	$27,201	$13,226
9/30/24	$13,302	$27,782	$13,869
10/31/24	$13,127	$27,530	$13,612
11/30/24	$13,133	$29,146	$13,667
12/31/24	$13,288	$28,451	$13,807
1/31/25	$13,800	$29,244	$14,353
2/28/25	$13,907	$28,862	$14,464
3/31/25	$14,439	$27,236	$15,033
4/30/25	$13,692	$27,051	$14,310
5/31/25	$13,658	$28,754	$14,227
6/30/25	$13,974	$30,216	$14,570
7/31/25	$13,887	$30,894	$14,504
8/31/25	$14,163	$31,521	$14,783
9/30/25	$14,493	$32,671	$15,101
10/31/25	$14,890	$33,436	$15,538
11/30/25	$15,347	$33,518	$16,036
12/31/25	$15,263	$33,538	$15,984

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Periods Ended December 31, 2025 (%)

AATR	1 Year	5 Years	Since Inception (3/30/17)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF (NAV)	15.11%	10.01%	4.95%
S&P 500 Index Total Return	17.88%	14.42%	14.74%
Bloomberg Commodity Index Total Return	15.77%	10.64%	5.48%

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.  Visit https://www.aberdeeninvestments.com/en-us/investor/funds for updated performance information.

Performance Inception Date		Mar. 30, 2017
No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Visit https://www.aberdeeninvestments.com/en-us/investor/funds for updated performance information.
AssetsNet		$ 1,777,891,853
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 4,014,412
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of December 31, 2025

Total Net Assets	$1,777,891,853
Total Number of Portfolio Holdings	56
Portfolio Turnover RateFootnote Reference(*)	0%
Net Advisory Fees Paid	$4,014,412
Footnote	Description
Footnote(*)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector AllocationFootnote Reference* (%)

Value	Value
Precious Metals	29.3%
Agriculture	26.7%
Energy	22.8%
Industrial Metals	15.9%
Livestock	5.3%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings* (%)

Gold 100 oz. future	20.3%
Silver future	9.0%
Natural gas future	7.0%
Copper future	6.4%
Brent crude future	5.5%
Soybean future	5.5%
WTI crude future	4.7%
Corn future	4.7%
PRI Aluminum future	4.3%
Live Cattle Future	3.7%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since January 1, 2025. For more complete information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Prior to the elimination of such fees and since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Material Fund Change Expenses [Text Block]

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Prior to the elimination of such fees and since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since January 1, 2025. For more complete information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature